Acquisitions (Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Chatom processing, gathering and fractionation plant [Member] mi	Jul. 02, 2012 Chatom processing, gathering and fractionation plant [Member]	Dec. 01, 2011 Plant operator, enterprise gas processing, llc [Member]	Dec. 31, 2012 Burns point plant [Member] MMcf	Dec. 01, 2011 Burns point plant [Member]
Business Acquisition [Line Items]
Cash consideration																				$ 51,400		$ 35,500	$ 35,500
Property, plant and equipment																						36,065
Liabilities assumed																						0
Total identifiable net assets:																						36,065
Bargain purchase (gain)														0		(565)		0				(565)
Cash consideration:																				51,377
Unbilled revenue																				4,535
Property, plant and equipment	223,819					170,231								223,819		170,231				58,279
Asset retirement cost	(8,319)					(8,093)								(8,319)		(8,093)		(7,249)		452
Accounts payable	(5,527)					(837)								(5,527)		(837)				(399)
Accrued gas purchases	(17,034)					(14,715)								(17,034)		(14,715)				(3,631)
Asset retirement obligation																				(452)
Non-controlling interest	(7,438)					0								(7,438)		0				(7,407)
Total identifiable net assets																				51,377
Acquired interest (percent)																				87.40%	50.00%		50.00%
Quivira system currently supplies inlet volume to the plant																						85.00%
Current capacity of plant																						165
Property plant and equipment in useful life																						40 years
Chatom assets location																			15
Current capacity of the refrigeration processing plant																			25
Fractionation unit																			1,900
Long-ton per day sulfur recovery																			160
Gas gathering system																			29
Non-controlling interest	12.60%													12.60%					12.60%
Assumed cost of capital														9.25%
Inflationary cost														2.50%
Effective income tax rate, continuing operations														35.00%
Effective income tax rate reconciliation, state and local income taxes														6.50%
Revenues	56,663	53,401	43,322	44,857	[1]	53,541		53,665		61,100		59,413	[1]	198,243	[1]	227,719	[1]	194,779	25,200
Net income (loss) attributable to the partnership	$ (6,251)	$ (4,275)	$ 2,327	$ 1,691	[1]	$ 161	[1]	$ (4,167)	[1]	$ (4,182)	[1]	$ (3,510)	[1]	$ (6,508)	[1]	$ (11,698)	[1]	$ (8,644)	$ 2,000

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.